NORTHERN LIGHTS FUND TRUST

March 1, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	Navigator Equity Hedged Fund
Navigator Tactical Fixed Income Fund
Navigator Tactical Investment Grade Bond Fund
Navigator Tactical U.S. Allocation Fund
Navigator Ultra Short Bond Fund

Post-Effective Amendment No. 1421 to the Registration Statement on Form N-1A (File No. 333-122917,

CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of the Navigator Equity Hedged Fund, Navigator Tactical Fixed Income Fund, Navigator Tactical Investment Grade Bond Fund, Navigator Tactical U.S. Allocation Fund and Navigator Ultra Short Bond Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Navigator Equity Hedged Fund	1421	0001580642-23-001001	February 24, 2023
Navigator Tactical Fixed Income Fund	1421	0001580642-23-001001	February 24, 2023
Navigator Tactical Investment Grade Bond Fund	1421	0001580642-23-001001	February 24, 2023
Navigator Tactical U.S. Allocation Fund	1421	0001580642-23-001001	February 24, 2023
Navigator Ultra Short Bond Fund	1421	0001580642-23-001001	February 24, 2023

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

/s/Stephanie Shearer

Very truly yours,

Stephanie Shearer

Secretary